PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property Equipment and Net [Abstract]
Property and equipment, gross	$ 912,922	$ 593,674
Less: accumulated depreciation	(618,826)	(470,377)
Total property and equipment, net	294,096	123,297
Depreciation expense	153,128	102,665	$ 67,070
Office Equipment [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	294,912	249,002
Furniture and Fixtures [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	26,859	22,536
Motor Vehicles [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	242,697	0
Leasehold Improvements [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	$ 348,454	$ 322,136